Fees and Commissions Income [Text Block]	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Fees and Commissions Income [Text Block]
28.	FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	2014	2015	2016
	(in millions)
Fees and commissions on deposits	¥46,146	¥57,138	¥58,865
Fees and commissions on remittances and transfers	158,786	168,124	169,101
Fees and commissions on foreign trading business	68,273	71,487	84,688
Fees and commissions on credit card business	157,227	179,669	193,646
Fees and commissions on security-related services	300,050	285,728	285,334
Fees and commissions on administration and management services for investment funds	126,707	141,050	149,916
Trust fees	105,721	106,943	110,051
Guarantee fees	52,634	52,982	44,740
Insurance commissions	39,669	63,344	69,485
Fees and commissions on real estate business	34,715	36,364	43,516
Other fees and commissions	204,188	238,151	266,530

Total	¥1,294,116	¥1,400,980	¥1,475,872

Note:

(1)	The table above reflects changes that were made to the components of fees and commissions in the fiscal year ended March 31, 2015. The following components were redefined in 2015 and certain reclassifications were made between the components: Fees and commissions on deposits, Fees and commissions on remittances and transfers, Fees and commissions on security-related services, Fees and commissions on administration and management services for investment funds and Other fees and commissions. The amounts for the fiscal years ended March 31, 2014 have been reclassified to conform to the presentation for the fiscal year ended March 31, 2015 and 2016.

Fees and commissions on deposits consist of fees and commissions charged for deposits transactions such as checking account deposits, deposit and withdrawal services and using automated teller machines. Fees and commissions on remittances and transfers consist of fees and commissions charged for settlement transactions such as domestic fund remittances, including transactions used by electronic banking. Fees and commissions on foreign trading business consist of fees and commissions charged for fund collection and trade-related financing services related to foreign trading business. Fees and commissions on credit card business consist of fees and commissions related to credit card business such as interchange income, annual fees, royalty and other service charges from franchisees. Fees and commissions on securities-related services primarily consist of fees and commissions for sales and transfers of securities including investment funds, underwriting, brokerage and advisory services, arrangement fees on securitizations, and agency services for the calculation and payment of dividends. Fees and commissions on administration and management services for investment funds primarily consist of fees and commissions earned from managing investment funds on behalf of the clients. Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans and investment funds. Guarantee fees consist of fees related to guarantee business such as providing guarantees on residential mortgage loans and other loans. Insurance commissions consist of commissions earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on real estate business primarily consist of fees from real estate agent services. Other fees and commissions include various fees and commissions mainly such as arrangement fees and agent fees excluding the fees mentioned above.